TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Kibbutz Sdot-Yam) (Details) ₪ in Thousands, $ in Thousands						1 Months Ended			12 Months Ended
		Sep. 05, 2016 shares	Aug. 06, 2013 USD ($)	Aug. 06, 2013 ILS (₪)	Jan. 17, 2011	Jul. 31, 2015	Sep. 30, 2014 USD ($)	Sep. 30, 2014 ILS (₪)	Dec. 31, 2017 USD ($) m²	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS (₪)	Dec. 31, 2011 m² properties	Dec. 31, 2017 ILS (₪) m²	Sep. 02, 2014 m²	Jan. 02, 2014 m²
Related Party Transaction [Line Items]
Area of property | m²																	30,744
Consideration for annual fee payment for the year 2013									$ 38,530
Amount of agreement	[1]								$ 38,530
Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Percentage of ownership									30.40%	30.40%
Notice period to cancel automatic renewal of agreement						6 months
Sale Lease back Transaction Additional Renewal Termo of Lease						1 year
Interest rate															6.09%	6.09%
Proceeds from sale-leaseback transaction															$ 10,900
Lease term															10 years	10 years
Annual rent															$ 1,200
Liability arising from partial sale-leaseback									$ 9,644
Deferred tax asset									539		$ 628
Deferred tax liability									738		827
Compensation expenses related to bonus paid											266
Kibbutz Sdot-Yam [Member] | Land Purchase Agreement and Leaseback [Member]
Related Party Transaction [Line Items]
Agreement amount									$ 1,161		1,098	$ 1,092
Kibbutz Sdot-Yam [Member] | ILS [Member]
Related Party Transaction [Line Items]
Proceeds from sale-leaseback transaction | ₪																₪ 43,700
Annual rent | ₪																₪ 4,100
Kibbutz Sdot-Yam [Member] | Manpower Agreement [Member]
Related Party Transaction [Line Items]
Contract term									10 years	10 years
Additional contract term									3 years	3 years
Expenses with related party									$ 2,896		3,145	$ 3,425
Agreement amount									64
Kibbutz Sdot-Yam [Member] | Manpower Agreement [Member] | ILS [Member]
Related Party Transaction [Line Items]
Agreement amount | ₪										₪ 250
Kibbutz Sdot-Yam [Member] | Kibbutz Services [Member]
Related Party Transaction [Line Items]
Contract term												8 years	8 years
Expenses with related party									$ 1,445		1,413	$ 1,806
Notice period to cancel agreement upon a material breach									30 days	30 days
Notice period to cancel agreement upon liquidation of the other party									45 days	45 days
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member]
Related Party Transaction [Line Items]
Contract term									20 years	20 years							3 years
Notice period to cancel agreement upon liquidation of the other party									90 days	90 days
Number of facilities | properties																	1
Area of property | m²									100,000									100,000	9,000	400
Fee for land use agreement			$ 20				$ 3		$ 30			30		$ 20
Payments for land use right									3,990		$ 3,325	$ 3,564		$ 3,847
Consideration for annual fee payment for the year 2013									3,500
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member] | Additional Leased Area [Member]
Related Party Transaction [Line Items]
Agreement amount									$ 18
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member] | Warehouse Site [Member]
Related Party Transaction [Line Items]
Interest rate									5.30%	5.30%
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member] | Scenario One [Member]
Related Party Transaction [Line Items]
Building expenses not included in land use fees									$ 24
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member] | Scenario Two [Member]
Related Party Transaction [Line Items]
Building expenses not included in land use fees									12
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member] | ILS [Member]
Related Party Transaction [Line Items]
Fee for land use agreement | ₪				₪ 70,000				₪ 10		₪ 116,643			₪ 116,643
Consideration for annual fee payment for the year 2013 | ₪																		₪ 12,900
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member] | ILS [Member] | Additional Leased Area [Member]
Related Party Transaction [Line Items]
Agreement amount | ₪										62
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member] | ILS [Member] | Scenario One [Member]
Related Party Transaction [Line Items]
Building expenses not included in land use fees | ₪										82,900
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member] | ILS [Member] | Scenario Two [Member]
Related Party Transaction [Line Items]
Building expenses not included in land use fees | ₪										₪ 43
Kibbutz Sdot-Yam [Member] | Construction of Access Road [Member]
Related Party Transaction [Line Items]
Amount of agreement									950
Kibbutz Sdot-Yam [Member] | Construction of Access Road [Member] | ILS [Member]
Related Party Transaction [Line Items]
Amount of agreement | ₪																		3,300
Kibbutz Sdot-Yam [Member] | Paving Commitment [Member]
Related Party Transaction [Line Items]
Amount of agreement									$ 58
Kibbutz Sdot-Yam [Member] | Paving Commitment [Member] | ILS [Member]
Related Party Transaction [Line Items]
Amount of agreement | ₪																		₪ 200
Tene [Member]
Related Party Transaction [Line Items]
Number of ordinary shares held for sale under term sheet agreement with related party | shares		1,000,000
Number of shares which entity has shared voting power | shares		11,440,000
Mifalei Sdot-Yam [Member]
Related Party Transaction [Line Items]
Purchase period for ordinary shares held for sale under term sheet agreement		5 years
Maximum number of ordinary shares allowed for purchase | shares		2,000,000
Caesarstone Canada Inc [Member]
Related Party Transaction [Line Items]
Interest rate					0.25%

[1]	Consists of purchase obligations to certain suppliers.